Changes in Liabilities from Financing Activities - Schedule of Changes in Liabilities from Financing Activities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		$ 24,661,608		$ 16,895,974		$ 39,565,520
Cash inflow from financing activities		10,977,227		16,313,048		4,508,782
Cash outflow from financing activities		(11,157,099)		(10,380,451)		(3,930,688)
Interest paid (Note 1)	[1]	(65,137)		(66,640)		(42,419)
Payment of contingent consideration (Note 2)	[2]					(400,000)
Gain (loss) on valuation of financial liabilities at fair value through profit or loss		(606,825)		676,564		(5,480,914)
Preferred shares conversion						(26,911,070)
Acquisition through business combinations (Note 3)				4,882,211	[3]	9,654,208
Changes in other non-cash items (Note 5)		(3,821,039)	[4]	(2,370,544)	[4],[5]	66,641
Effects of foreign currency exchange		472,444		(1,288,554)		(134,086)
Ending balance		20,461,179		24,661,608		16,895,974
Short-Term Borrowings [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		1,075,904		5,250,233		976,880
Cash inflow from financing activities		5,089,966		1,861,076		1,397,615
Cash outflow from financing activities		(2,681,861)		(4,323,616)		(320,718)
Interest paid (Note 1)	[1]
Payment of contingent consideration (Note 2)	[2]
Gain (loss) on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations (Note 3)					[3]	3,239,093
Changes in other non-cash items (Note 5)			[4]	(1,402,583)	[4],[5]
Effects of foreign currency exchange		37,352		(309,206)		(42,637)
Ending balance		3,521,361		1,075,904		5,250,233
Financial Liabilities at Fair Value Through Profit or Loss [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		9,300,087		60,664		32,853,324
Cash inflow from financing activities		1,875,000		6,475,471
Cash outflow from financing activities		(1,535,473)
Interest paid (Note 1)	[1]
Payment of contingent consideration (Note 2)	[2]					(400,000)
Gain (loss) on valuation of financial liabilities at fair value through profit or loss		(606,825)		676,564		(5,480,914)
Preferred shares conversion						(26,911,070)
Acquisition through business combinations (Note 3)				4,612,649	[3]
Changes in other non-cash items (Note 5)		(3,593,245)	[4]	(2,522,580)	[4],[5]
Effects of foreign currency exchange				(2,681)		(676)
Ending balance		5,439,544		9,300,087		60,664
Long-Term Borrowings (Including Current Portion) [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		9,031,195		5,492,681		5,024,999
Cash inflow from financing activities		4,012,261		7,857,361		3,083,996
Cash outflow from financing activities		(5,760,673)		(5,055,675)		(2,827,853)
Interest paid (Note 1)	[1]
Payment of contingent consideration (Note 2)	[2]
Gain (loss) on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations (Note 3)				269,437	[3]	210,333
Changes in other non-cash items (Note 5)			[4]	902,583	[4],[5]
Effects of foreign currency exchange		386,606		(435,192)		1,206
Ending balance		7,669,389		9,031,195		5,492,681
Guarantee Deposits (Shown as Other Non-Current Liabilities) [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		250,869		131,607
Cash inflow from financing activities				119,140		27,171
Cash outflow from financing activities		(242,469)
Interest paid (Note 1)	[1]
Payment of contingent consideration (Note 2)	[2]
Gain (loss) on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations (Note 3)				125	[3]	105,957
Changes in other non-cash items (Note 5)			[4]		[4],[5]
Effects of foreign currency exchange				(3)		(1,521)
Ending balance		8,400		250,869		131,607
Lease Liabilities [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		5,003,553		5,960,789		710,317
Cash inflow from financing activities
Cash outflow from financing activities		(936,623)		(1,001,160)		(782,117)
Interest paid (Note 1)	[1]	(65,137)		(66,640)		(42,419)
Payment of contingent consideration (Note 2)	[2]
Gain (loss) on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations (Note 3)					[3]	6,098,825
Changes in other non-cash items (Note 5)		(227,794)	[4]	652,036	[4],[5]	66,641
Effects of foreign currency exchange		48,486		(541,472)		(90,458)
Ending balance		$ 3,822,485		$ 5,003,553		$ 5,960,789

[1]	presented in cashflows from operating activities.
[2]	presented in cashflows from investing activities.
[3]	financial liabilities at fair value through profit or loss that were acquired through business combination in 2024 includes Green Quest acquisition contingent consideration $(1,440,519) and the 2024 Sponsor Promissory Notes $(2,562,102) and warrants $(610,028) that were issued related to the Merger with Blue Ocean.
[4]	Changes in other non-cash items for financial liabilities at fair value through profit or loss is due to convertibles notes that were converted into the Company’s ordinary shares during the period.
[5]	Changes in other non-cash items for short-term borrowings include reclassification of short-term borrowing to long-term borrowing $(3,022,580) due to contract extension and termination of short-term borrowing excluding accumulated interest $(500,000) in exchange for convertible promissory notes.